Rule 497(e)

Registration No. 333-65269

[CHAPMAN AND CUTLER LLP LETTERHEAD]

March 13, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust III
(Registration No. 333-65269 and 811-09037)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust III (the “Registrant”) and its series, Nuveen Symphony Floating Rate Income Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on February 27, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures